Label	Element	Value
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

4.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in securities that comprise the New Underlying Index.

Please Retain This Supplement For Future Reference.